Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments [Abstract]
Equity Method Investments

7.            Equity Method Investments

Attune Australia

In November 2007, the Company purchased a 50% interest in Attune Australia LLC (“Attune”) for $7.2 million from RAAM Exploration LLC, a related party.  Concordia Resources Inc., a related party, owns the remaining 50% of Attune Australia LLC.  Attune’s operations consist of its ownership of an overriding royalty interest in an Australian oil field that began producing oil in November 2007.  Due to the Company’s ability to exercise significant influence on this entity, the Company has accounted for the investment in Attune using the equity method.

The Company evaluates its equity method investments on a quarterly basis to ensure proper accounting treatment is being applied.    During the Company’s equity method investment review in the fourth quarter of 2010, the Company researched information on the oil field and found reserve information published on the operator’s website, which the Company used to perform an economic reserve run.  The results of this analysis led the Company to determine that the Attune investment had incurred an other than temporary impairment ("OTTI").  The company performed a discounted cash flow analysis using risk adjusted discount rates to estimate the current fair value of the Attune investment.  The result of this analysis was a $5.2 million OTTI charge, which was recorded in the Consolidated Statements of Operation in Loss from equity investments.

During the Company's equity method investment review in the third quarter of 2011, new information regarding this investment was identified indicating that the joint venture which had been operating this oil field was no longer in a stable financial position and it appears unlikely that there will be production from this oil field in the foreseeable future. Given that there is no expected revenue stream from this investment, the Company believes that the investment has incurred an additional OTTI and should be written down to zero. The result of this analysis was a $2.0 million OTTI charge, which was recorded in the Consolidated Statements of Operations in Loss from equity investments.